June 30, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:      The Gabelli Utilities Fund

(Securities Act File No. 333-81209;

Investment Company Act File No. 811-09397)

Post-Effective Amendment No. 39

Ladies and Gentlemen:

On behalf of The Gabelli Utilities Fund (the “Fund”), I hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”), and Rule 485(a) of Part C thereunder (“Rule 485(a)”), and the Investment Company Act of 1940 (the “1940 Act”), this Post-Effective Amendment No. 39 (“Amendment No. 39”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which contains the Fund’s Prospectus and Statement of Additional Information (together, the Prospectus and Statement of Additional Information are hereinafter referred to as the “Prospectus”).

Effective June 1, 2022, the Fund renamed its exiting Class C shares as “Class C1” shares. Effective as of the close of business on August 31, 2022 (the “Effective Date”), the Fund’s Class C1 shares will be closed to purchases from both existing shareholders and new investors. On September 1, 2022, in order to continue meeting demand from current distribution channels, the Fund will begin offering a new class of shares, as set forth in Amendment No. 39, denominated as “Class C” shares, and having the rights, privileges, fees, expense structures and distribution characteristics described in Amendment No. 39 filed herewith.

Accordingly, the purpose of Amendment No. 39 is to add a new class of shares to the Fund, denominated as “Class C” shares. The Prospectus included in Amendment No. 39 does not describe the Class C1 shares since those shares will no longer be offered after the Effective Date. The Class C1 Shares are referenced in the Prospectus only where needed for contextual completeness.

The Prospectus included in Amendment No. 39 does not otherwise differ in any material respect from the prospectus and Statement of Additional Information included in the Fund’s

Securities and Exchange Commission

June 30, 2022

currently effective Registration Statement filed April 29, 2022, pursuant to Rule 485(b) under the Securities Act (“Amendment No. 37”), as supplemented on June 1, 2022. We therefore respectfully request that the Staff use limited review procedures with respect to Amendment No. 39.

Pursuant to Rule 485(a) under the Securities Act, Amendment No. 39 is scheduled to automatically become effective on September 1, 2022. The Fund respectfully requests that the Staff furnish the Fund with any comments on this filing by August 1, 2022, as this will assist the Fund in meeting its scheduled launch date for the New Class C Shares September 1, 2022.

If the Staff has any questions or comments concerning Amendment No. 39, they should call me at (617) 573-4836.

Very truly yours,

/s/ Kenneth E. Burdon, Esq.

Kenneth E. Burdon, Esq.

Enclosures.

cc:	John Ball
Peter Goldstein
Amanda Ward